IMPAIRMENT - Key Assumptions (Details)	12 Months Ended
	Dec. 31, 2022 uSDollarPerOunce uSDollarPerPound	Dec. 31, 2021 uSDollarPerPound uSDollarPerOunce
Disclosure of impairment loss and reversal of impairment loss [line items]
WACC (real, post-tax)	0.00%	3.50%
Mineral Reserves - implied value multiple per oz	291.00	0
Mineral Resources - value multiple per oz	18.00	0
Mineral Reserves, Value Multiple, Per Ounce, Pre-Producing Gold Developers	18
Mineral Reserves, Value Multiple, Per Ounce, Senior Gold Developers	120
Mean Weighting Of Mineral Resources, Percent	0.63
Gold
Disclosure of impairment loss and reversal of impairment loss [line items]
Estimated long-term prices	0	1,550
Silver
Disclosure of impairment loss and reversal of impairment loss [line items]
Estimated long-term prices	0	20.00
Copper
Disclosure of impairment loss and reversal of impairment loss [line items]
Estimated long-term prices | uSDollarPerPound	0	3.00